Share capital - Rio Tinto plc (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of share capital - Rio Tinto plc

	2025 Number (million)	2024 Number (million)	2023 Number (million)	2025 US$m	2024 US$m	2023 US$m
Issued and fully paid up share capital of 10p each
At 1 January	1,255.945	1,255.892	1,255.845	207	207	207
Ordinary shares issued under the Global Employee Share plan (GESP)	0.065	0.053	0.047	–	–	–
Shares purchased and cancelled(a)	–	–	–	–	–	–
At 31 December	1,256.010	1,255.945	1,255.892	207	207	207
Shares held by public
At 1 January	1,252.922	1,251.321	1,249.655
Shares reissued from treasury under the GESP(b)	1.305	1.548	1.619
Ordinary shares issued under the GESP(b)	0.065	0.053	0.047
Shares purchased and cancelled(a)	–	–	–
At 31 December	1,254.292	1,252.922	1,251.321
Shares held in treasury	1.718	3.023	4.571
Shares held by public	1,254.292	1,252.922	1,251.321
Total share capital	1,256.010	1,255.945	1,255.892
Other share classes
Special Voting Share of 10p each(c)	1 only	1 only	1 only
DLC Dividend Share of 10p each(c)	1 only	1 only	1 only
(a)The authority for the company to buy back its ordinary shares was renewed at the 2021 annual general meeting. No shares were bought back and cancelled in 2025, 2024 or 2023 under the on-market buy-back program.
(b)New shares issued and reissued from Treasury during the year resulting from the vesting of awards and the exercise of options under Rio Tinto plc employee share-based payment plans had exercise prices and market values between £41.17 and £60.26 per share.
(c)The Special Voting Share was issued to facilitate the joint voting by shareholders of Rio Tinto plc and Rio Tinto Limited on Joint Decisions, following the DLC Merger. The DLC Dividend
Share was issued to a subsidiary of Rio Tinto Limited to facilitate the efficient management of funds within the DLC structure. In addition, an Equalisation Share is authorised but not issued and is governed by the terms of the DLC Merger Sharing Agreement.